Summary of Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Summary of Allocation of Sale Price to Assets Sold and Liabilities Transferred

The following table summarizes the allocation of the sale price to assets sold and liabilities transferred:

(In thousands)	2015	2014
Cash on hand	$1,254	$412
Loans	42,477	3,636
Premises and equipment	3,095	244
Other assets	113	406

Total assets sold	46,939	4,698
Deposits	253,823	29,886
Other liabilities	301	20

Total liabilities transferred	254,124	29,906

Cash paid	$207,185	$25,208

Summary of Loans Held for Sale

A summary of the loans held for sale at December 31, 2016 and 2015 is as follows:

	For the Year Ended December 31,
(In thousands)	2016	2015
Mortgage loans held for sale	$8,369	$6,099
Commercial loans held for sale	9,453	19,314

Loans held for sale	$17,822	$25,413